Provisions for legal claims (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of provisions for litigation
The changes in provisions for litigation as of December 31, 2020 and 2019 are as follows:

	December 31, 2020	December 31, 2019
Balances at the beginning of the period	$20,244	$7,809
Provisions constituted	11,215	21,208
Provisions reverse	(3,660)	(6,537)
Provisions used	(453)	(2,236)
Deconsolidation subsidiary AV Perú	(4,032)	—

Balances at the end of the period	$23,314	$20,244